Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.55%)	0.65%	3.58%
Performance Inception Date	Oct. 27, 1976
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.55%)	0.64%	3.57%
Invesco AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.02%)	1.32%	3.71%
Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.01%	0.80%	3.40%
Performance Inception Date	Aug. 29, 1995
Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.01%	1.81%	4.29%
Performance Inception Date	Nov. 29, 2010
Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	1.86%	4.21%	[1]
Performance Inception Date	May 24, 2019
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	0.94%	2.48%
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.85%)	0.49%	3.03%
Performance Inception Date	Nov. 03, 1988
Invesco California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.85%)	0.48%	3.03%
Invesco California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.41%	1.15%	3.23%
Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	0.63%	2.87%
Performance Inception Date	Nov. 01, 1995
Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.62%	3.73%
Performance Inception Date	Nov. 29, 2010
Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	1.75%	3.69%	[2]
Performance Inception Date	May 24, 2019
Invesco California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco California Municipal Fund | S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.36%	0.95%	2.50%
Invesco Environmental Focus Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.36%)	(0.08%)	2.04%
Performance Inception Date	Nov. 07, 2006
Invesco Environmental Focus Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.36%)	(0.24%)	1.95%
Invesco Environmental Focus Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.76%	0.65%	2.33%
Invesco Environmental Focus Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	0.09%	1.91%
Performance Inception Date	Nov. 07, 2006
Invesco Environmental Focus Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	1.05%	2.67%
Performance Inception Date	Jul. 29, 2011
Invesco Environmental Focus Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	1.08%	2.64%	[3]
Performance Inception Date	May 24, 2019
Invesco Environmental Focus Municipal Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	0.94%	2.48%
Invesco Environmental Focus Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		0.59%	(0.02%)	2.71%
Performance Inception Date	Jan. 02, 1986
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.59%	(0.03%)	2.70%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	1.01%	3.15%
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		3.16%	0.11%	2.54%
Performance Inception Date	Dec. 10, 1993
INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	1.10%	3.40%	[4]
Performance Inception Date	Mar. 01, 2006
INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	1.12%	3.39%
Performance Inception Date	Apr. 30, 2012
INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	1.16%	3.40%
Performance Inception Date	Apr. 04, 2017
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
INVESCO HIGH YIELD MUNICIPAL FUND | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.73%	2.75%	4.25%
INVESCO HIGH YIELD MUNICIPAL FUND | Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	2.42%	3.84%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		0.40%	0.52%	1.79%
Performance Inception Date	May 28, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.40%	0.52%	1.79%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	1.04%	2.01%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	0.27%	1.45%
Performance Inception Date	Oct. 19, 1993
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	1.28%	2.31%
Performance Inception Date	Aug. 12, 2005
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	1.34%	2.28%	[5]
Performance Inception Date	Apr. 04, 2017
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	1.05%	2.11%
Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.22%)	0.53%	1.84%
Performance Inception Date	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.22%)	0.52%	1.83%
Invesco Limited Term California Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.97%	2.04%
Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.56%	0.37%	1.51%
Performance Inception Date	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.59%	1.33%	2.37%
Performance Inception Date	Nov. 29, 2010
Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	1.44%	2.29%	[6]
Performance Inception Date	May 24, 2019
Invesco Limited Term California Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Limited Term California Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	1.05%	2.11%
Invesco Limited Term California Municipal Fund | S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	0.79%	1.59%
Invesco Limited Term Municipal Income | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.31%)	0.89%	1.27%
Performance Inception Date	Oct. 31, 2002
Invesco Limited Term Municipal Income | Class A2
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	1.45%	1.67%
Performance Inception Date	May 11, 1987
Invesco Limited Term Municipal Income | Class A2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	1.45%	1.67%
Invesco Limited Term Municipal Income | Class A2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	1.68%	1.82%
Invesco Limited Term Municipal Income | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.55%	0.65%	0.91%
Performance Inception Date	Jun. 28, 2013
Invesco Limited Term Municipal Income | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	1.65%	1.78%
Performance Inception Date	Oct. 03, 2008
Invesco Limited Term Municipal Income | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	1.67%	1.79%
Performance Inception Date	Jul. 30, 2004
Invesco Limited Term Municipal Income | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	1.73%	1.78%	[7]
Performance Inception Date	Apr. 04, 2017
Invesco Limited Term Municipal Income | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Limited Term Municipal Income | S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.74%	1.06%	1.60%
INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	0.00%	1.83%
Performance Inception Date	Aug. 01, 1990
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	0.00%	1.83%
INVESCO MUNICIPAL INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.48%	0.77%	2.22%
INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		0.95%	0.12%	1.67%
Performance Inception Date	Aug. 13, 1993
INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		2.96%	1.13%	2.53%
Performance Inception Date	Aug. 12, 2005
INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	0.98%	2.37%
Performance Inception Date	Jul. 15, 2013
INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	1.18%	2.51%	[8]
Performance Inception Date	Apr. 04, 2017
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	0.94%	2.48%
INVESCO MUNICIPAL INCOME FUND | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)	0.78%	2.42%
Performance Inception Date	Mar. 01, 1994
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)	0.78%	2.41%
Invesco New Jersey Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.33%	1.45%	2.71%
Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.98%	0.99%	2.31%
Performance Inception Date	Aug. 29, 1995
Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	1.89%	3.09%
Performance Inception Date	Nov. 29, 2010
Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	1.99%	3.05%	[9]
Performance Inception Date	May 24, 2019
Invesco New Jersey Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco New Jersey Municipal Fund | S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.63%	2.97%
Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	0.73%	3.28%
Performance Inception Date	Sep. 18, 1989
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	0.73%	3.28%
Invesco Pennsylvania Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.68%	1.34%	3.44%
Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	0.98%	3.16%
Performance Inception Date	Aug. 29, 1995
Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.15%	1.86%	3.95%
Performance Inception Date	Nov. 29, 2010
Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	1.94%	3.90%	[10]
Performance Inception Date	May 24, 2019
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	1.12%	2.72%
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.60%)	(0.18%)	2.51%
Performance Inception Date	Aug. 16, 1984
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.60%)	(0.19%)	2.50%
Invesco Rochester AMT-Free New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.09%	0.64%	2.76%
Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.03%	(0.07%)	2.33%
Performance Inception Date	Aug. 29, 1995
Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.02%	0.93%	3.21%
Performance Inception Date	Jan. 31, 2011
Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	0.99%	3.13%	[11]
Performance Inception Date	May 24, 2019
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.03%	0.93%	2.35%
Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.46%	0.58%	1.70%
Performance Inception Date	Sep. 18, 1991
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.46%	0.58%	1.70%
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	1.11%	2.01%
Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	0.40%	1.35%
Performance Inception Date	May 01, 1997
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	1.35%	2.21%
Performance Inception Date	Mar. 30, 2011
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.91%	1.40%	2.12%	[12]
Performance Inception Date	May 24, 2019
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	1.05%	2.11%
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.11%	0.92%	1.69%
Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)	0.99%	4.38%
Performance Inception Date	Oct. 01, 1993
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)	0.98%	4.37%
Invesco Rochester Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	1.82%	4.56%
Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.57%	1.21%	4.27%
Performance Inception Date	Aug. 29, 1995
Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	2.12%	5.07%
Performance Inception Date	Nov. 29, 2010
Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	2.19%	5.01%	[13]
Performance Inception Date	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.57%	2.20%	5.02%	[13]
Performance Inception Date	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.73%	2.75%	4.25%
Invesco Rochester Municipal Opportunities Fund | Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	2.42%	3.84%
Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.69%)	0.63%	3.63%
Performance Inception Date	May 15, 1986
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.69%)	0.62%	3.62%
Invesco Rochester New York Municipals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.01%	1.30%	3.75%
Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.10%)	0.75%	3.43%
Performance Inception Date	Mar. 17, 1997
Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.83%	1.74%	4.31%
Performance Inception Date	Apr. 28, 2000
Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	1.81%	4.25%	[14]
Performance Inception Date	May 24, 2019
Invesco Rochester New York Municipals Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	1.20%	2.34%
Invesco Rochester New York Municipals Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.03%	0.93%	2.35%

[1]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[6]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[11]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[12]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[13]	Performance shown on or prior to Class R5 and Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[14]	Performance shown on or prior to Class R6 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.